Additional Information - Financial Statement Schedule I	12 Months Ended
Dec. 31, 2018
Additional Information - Financial Statement Schedule I
Additional Information - Financial Statement Schedule I

Additional Information—Financial Statement Schedule I

Canadian Solar Inc.

Schedule I has been provided pursuant to the requirements of Rule 12‑04(a) and 4‑08(e)(3) of Regulation S‑X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Canadian Solar Inc.’s consolidated and unconsolidated subsidiaries not available for distribution to Canadian Solar Inc. as of December 31, 2018 of $486.6 million, exceeded the 25% threshold.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that the equity method has been used to account for investments in subsidiaries.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

	December 31,	December 31,
	2017	2018
	(In Thousands of U.S. Dollars, except
	share data)
ASSETS
Current assets:
Cash and cash equivalents	16,957	9,097
Accounts receivable trade, net of allowance for doubtful accounts of $3,642 and $3,462 as of December 31, 2017 and 2018, respectively	6,207	11,476
Amounts due from related parties	375,843	279,039
Advances to suppliers, net of allowance for doubtful accounts of $5,222 and $5,222 as of December 31, 2017 and 2018, respectively	60	—
Prepaid expenses and other current assets	11,490	15,222
Total current assets	410,557	314,834
Investment in subsidiaries	1,005,176	1,154,004
Deferred tax assets	9,185	28,208
Other non-current assets	67,940	68,068
TOTAL ASSETS	1,492,858	1,565,114
LIABILITIES AND EQUITY
Current liabilities:
Short-term borrowings	151,000	—
Convertible notes	—	127,428
Accounts payable	3	3,903
Amounts due to related parties	139,091	154,765
Derivative liabilities—current	—	3,879
Other current liabilities	36,914	8,255
Total current liabilities	327,008	298,230
Convertible notes	126,476	—
Deferred tax liabilities—non-current	524	28,779
Liability for uncertain tax positions	6,625	12,633
TOTAL LIABILITIES	460,633	339,642
Equity:
Common shares—no par value: unlimited authorized shares, 58,496,685 and 59,180,624 shares issued and outstanding at December 31, 2017 and 2018, respectively	702,162	702,931
Additional paid-in capital	417	10,675
Retained earnings	383,680	622,015
Accumulated other comprehensive loss	(54,034)	(110,149)
TOTAL EQUITY	1,032,225	1,225,472
TOTAL LIABILITIES AND EQUITY	1,492,858	1,565,114

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

	Years Ended December 31
	2016	2017	2018
	(In Thousands of U.S. Dollars)
Net revenues	13,748	35,011	86,755
Cost of revenues	9,657	29,542	53,926
Gross profit	4,091	5,469	32,829
Operating expenses:
Selling expenses	3,727	2,221	2,518
General and administrative expenses	17,167	18,390	18,970
Research and development expenses	589	645	795
Other operating loss, net	—	1,173	77
Total operating expenses	21,483	22,429	22,360
Loss from operations	(17,392)	(16,960)	10,469
Other income (expenses):
Interest expense	(29,032)	(20,078)	(9,170)
Interest income	44,666	42,191	32,370
Gain (loss) on change in fair value of derivatives	30,988	(7,134)	(2,671)
Foreign exchange gain (loss)	(3,810)	(18,110)	22,255
Gain on repurchase of convertible notes	2,782	—	—
Investment loss	—	(11,944)	—
Other income (expenses), net:	45,594	(15,075)	42,784
Income (loss) before income taxes and equity in earnings (loss) of subsidiaries and unconsolidated investees	28,202	(32,035)	53,253
Income tax (expense) benefit	(6,599)	1,686	(12,133)
Equity in earnings of subsidiaries	43,596	130,048	195,950
Equity in earnings (loss) of unconsolidated investees	50	(127)	—
Net income	65,249	99,572	237,070

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Years Ended December 31,
	2016	2017	2018
	(In Thousands of U.S. Dollars)
Net income	65,249	99,572	237,070
Other comprehensive income (loss) (net of tax of nil):
Foreign currency translation adjustment	(31,958)	37,780	(56,115)
Comprehensive income	33,291	137,352	180,955

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2016	2017	2018
	(In Thousands of U.S. Dollars)
Operating activities:
Net income	65,249	99,572	237,070
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	32	33	21
Loss on disposal of subsidiaries	—	9,559	—
Impairment loss of investment	—	3,686	—
(Gain) loss on change in fair value of derivatives	(30,988)	7,134	2,671
Gain on repurchase of convertible notes	(2,782)	—	—
Allowance for doubtful accounts	(844)	2,666	(212)
Equity in earnings of subsidiaries	(43,596)	(130,048)	(195,950)
Equity in loss (earnings) of unconsolidated investees	(50)	127	—
Share-based compensation	7,757	9,314	10,259
Changes in operating assets and liabilities:
Inventories	146	—	—
Accounts receivable trade	3,010	(6,739)	(5,089)
Amounts due from related parties	21,731	57,539	(184,755)
Advances to suppliers	226	(60)	60
Prepaid expenses and other current assets	6,955	(5,715)	(2,749)
Other non-current assets	(2,039)	1,016	(149)
Accounts payable	(4)	—	3,900
Advances from customers	(1,413)	(1,069)	—
Amounts due to related parties	(129,307)	66,038	15,674
Accrued warranty costs	(12,381)	(10,639)	(76)
Other liabilities	(297)	23,505	(25,958)
Liability for uncertain tax positions	(7,413)	833	6,008
Deferred taxes	199	(6,106)	9,230
Net settlement of derivatives	17,043	(6,358)	21,450
Net cash provided by (used in) operating activities	(108,766)	114,288	(108,595)
Investing activities:
Investment in subsidiaries	—	(64,185)	(1,051)
Proceeds from disposal of subsidiaries	—	61,749	—
Purchase of property, plant and equipment	—	(26)	—
Funding of loans to subsidiaries	—	(74,458)	(94,000)
Repayment of loans from subsidiaries	299,578	—	375,635
Net cash provided by (used in) investing activities	299,578	(76,920)	280,584
Financing activities:
Repayment of short-term borrowings	(190,000)	(49,000)	(151,000)
Proceeds from issuance of common shares	23,864	—	—
Issuance costs paid for common shares offering	(456)	—	—
Payment for repurchase of convertible notes	(19,667)	—	—
Proceeds from exercise of stock options	707	879	769
Net cash used in financing activities	(185,552)	(48,121)	(150,231)

Effect of exchange rate changes	(24,630)	6,362	(29,618)

Net decrease in cash and cash equivalents	(19,370)	(4,391)	(7,860)

Cash and cash equivalents at the beginning of the year	40,718	21,348	16,957
Cash and cash equivalents at the end of the year	21,348	16,957	9,097

Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	29,288	18,375	10,154